CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Concession Financial And Sector Assets And Liabilities
CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

14.	CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

Concession financial assets	2021	2020
Concession financial assets related to the infrastructure
Energy distribution concession (14.1)	684	530
Gas distribution concession (14.1)	34	29
Indemnifiable receivable — Generation (14.2)	816	816
Concession grant fee — Generation concessions (14.3)	2,792	2,549
	4,326	3,924
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	2,148	133
Total	6,474	4,058

Current assets	1,505	258
Non-current assets	4,969	3,799

Concession sector liabilities	2021	2020
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	51	231
Total	51	231

Current liabilities	51	231

The changes in concession financial assets related to infrastructure are as follows:

	Generation	Distribution	Gas	Total
Balances at December 31, 2018	3,225	396	—	3,621
Amounts received	(259)	—	—	(259)
Transfers from contract assets	—	48	—	48
Transfers from (to) intangible assets	—	(1)	24	23
Monetary updating	318	18	—	336
Disposals	—	(1)	—	(1)
Balances at December 31, 2019	3,284	460	24	3,768
Amounts received	(266)	—	—	(266)
Transfers from contract assets		60		60
Transfers from (to) intangible assets		(5)		(5)
Monetary updating	347	15	5	367
Balances at December 31, 2020	3,365	530	29	3,924
Amounts received	(280)	—	—	(280)
Transfers from contract assets	—	110	—	110
Transfers from (to) intangible assets	—	(9)	—	(9)
Monetary updating	523	54	5	582
Disposals	—	(1)	—	(1)
Balances at December 31, 2021	3,608	684	34	4,326

14.1	Distribution - Financial assets

The energy and gas distribution concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investments made in infrastructure that will be paid by grantor at the end of the concession period. These financial assets are measured at fair value through profit or loss, in accordance with regulation of the energy segment and concession contracts executed by Cemig and its subsidiaries and the granting authorities.

14.2	Generation — Indemnity receivable

As from August 2013, with the extinction of the concession for various plants operated by Company under Concession Contract 007/1997, it has a right to receive an amount corresponding to the residual value of the infrastructure assets, as specified in the concession contract. These balances are recorded as financial assets at fair value through profit or loss, and totaled R$816 on December 31, 2021 and 2020.

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)

Lot D
UHE Três Marias	July 2015	396	71	413
UHE Salto Grande	July 2015	102	11	39
UHE Itutinga	July 2015	52	3	7
UHE Camargos	July 2015	46	8	23
PCH Piau	July 2015	18.01	2	9
PCH Gafanhoto	July 2015	14	1	10
PCH Peti	July 2015	9.4	1	8
PCH Dona Rita	Sep. 2013	2.41	1	1
PCH Tronqueiras	July 2015	8.5	2	12
PCH Joasal	July 2015	8.4	1	8
PCH Martins	July 2015	7.7	2	4
PCH Cajuru	July 2015	7.2	4	4
PCH Paciência	July 2015	4.08	1	4
PCH Marmelos	July 2015	4	1	4
Others
UHE Volta Grande	Feb. 2017	380	26	70
UHE Miranda	Dec. 2016	408	27	23
UHE Jaguara	Aug. 2013	424	40	174
UHE São Simão	Jan. 2015	1,710	2	3
		3,601.70	204	816

As specified by the grantor (Aneel) in Normative Resolution 615/2014, the valuation reports that support the amounts in relation to the residual value of the plants, previously operated by Cemig GT, that were included in Lot D and for the Volta Grande plant have been submitted to the grantor. The Company does not expect any losses in the realization of these amounts.

On December 31, 2021, investments made after the Jaguara, São Simão and Miranda plants came into operation, in the amounts of R$174, R$3 and R$23, respectively, are recorded as concession financial assets, and the determination of the final amounts to be received by the Company is in discussion with Aneel (the grantor). The Company does not expect losses in realization of these amounts.

In 2019, Publicc Hearing 003/2019 was opened to obtain inputs on improvement of the criteria and procedures for calculation of investments in assets returnable to the Grantor, not yet amortized or not depreciated, of generation concessions (whether extended or not), under Law 12,783/2013, which resulted in the publication, on July 13, 2021, of Normative Resolution 942, by Aneel.

Under Normative Resolution 942, concession holders must attest the respective investments linked to reimbursable assets, based on an evaluation report, by July 12, 2022, — this period may be extended by Aneel for an equal period. According to Grantor’s rules, the evaluation report must be prepared by a company accredited by Aneel, to be hired by the concession holder. Additionaly, the concession holders were required to state interest in receipt of the complementary amount until August 20, 2021. Cemig GT complied with this requirement within the specified period.

Appendix I of the above mentioned Resolution details the methodology and general criteria for calculation of investment portion linked to reversible assets, which must be based on the New Replacement Value — which is calculated, preferably, based on the reference database of prices, then, if it is not possible, by the concession holder’s prices database, and, as the last alternative, by the updated inspected accounting cost.

The Company is assessing the effects of this resolution, and does not expect losses in its financial assets as a result of application of these new requirements.

On August 9, 2021, the Company stated its interest in receiving the complementary amount related to the portions of the investments linked to revertible assets that had not yet been modernized or depreciated, and have not been indemnified.

The Company hired the valuation specialist service provider accredited by Aneel, and expects to meet the requirements of Normative Resolution (ReN) 942/2021, proving the realization of related investments linked to revertible assets through a valuation report, within the stipulated deadline.

14.3	Concession grant fee — Generation concessions

The concession grant fee paid to Company for a 30-year concession contracts nº 08 to 16/2016, related to 18 hydroelectric plants, as an amount of R$2,216. The amount of the concession fee was recognized as a financial asset measured at amortized cost, as the Cemig GT has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest (the total amount of which is equal to the internal rate of return on the project), during the period of the concession.

The changes in these concession financial assets are as follows:

SPE	Plants	2020	Monetary updating	Amounts received	2021
Cemig Geração Três Marias S.A.	Três Marias	1,447	287	(150)	1,584
Cemig Geração Salto Grande S.A.	Salto Grande	454	90	(47)	497
Cemig Geração Itutinga S.A.	Itutinga	171	37	(21)	187
Cemig Geração Camargos S.A.	Camargos	128	27	(15)	140
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	167	38	(21)	184
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	114	27	(16)	125
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	69	17	(11)	75
Total		2,550	523	(281)	2,792

SPE	Plants	2019	Monetary updating	Amounts received	2020
Cemig Geração Três Marias S.A.	Três Marias	1,402	188	(143)	1,447
Cemig Geração Salto Grande S.A.	Salto Grande	440	59	(45)	454
Cemig Geração Itutinga S.A.	Itutinga	165	25	(19)	171
Cemig Geração Camargos S.A.	Camargos	124	18	(14)	128
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	161	26	(20)	167
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	110	19	(15)	114
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	66	12	(9)	69
Total		2,468	347	(265)	2,550

SPE	Plants	2018	Monetary updating	Amounts received	2019
Cemig Geração Três Marias S.A.	Três Marias	1,370	171	(139)	1,402
Cemig Geração Salto Grande S.A.	Salto Grande	430	54	(44)	440
Cemig Geração Itutinga S.A.	Itutinga	161	23	(19)	165
Cemig Geração Camargos S.A.	Camargos	120	17	(13)	124
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	157	24	(20)	161
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	107	18	(15)	110
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	64	11	(9)	66
Total		2,409	318	(259)	2,468

Of the energy produced by these plants, 70% is sold in the Regulated Market (ACR) and 30% in the Free Market (ACL).

Sector assets and liabilities

14.4	Account for compensation of variation of parcel A items (CVA) and Other financial components

As established in the amendment to the concession contract of Cemig D, there is a guarantee that in the event of termination of the concession contract, for any reason, the remaining balances (assets and liabilities) of any shortfall in payment or reimbursement through the tariff must also be paid by the grantor. The balances on (i) the CVA (Compensation for Variation of Parcel A items) Account, (ii) the account for Neutrality of Sector Charges, and (iii) Other financial components in the tariff calculation, refer to the positive and negative differences between the estimate of the Company’s non-controllable costs and the costs actually incurred. The variations are subject to adjustment using the Selic rate and considered in the subsequent tariff adjustments.

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized, are as follows:

	2021			2020
Financial position	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	989	4,133	5,122	84	1,562	1,646
Current assets	989	2,397	3,386	84	834	918
Non-current assets	—	1,736	1,736	—	728	728

Liabilities	(1,040)	(1,985)	(3,025)	(246)	(1,498)	(1,744)
Current liabilities	(1,040)	(1,175)	(2,215)	(246)	(903)	(1,149)
Non-current liabilities	—	(810)	(810)	—	(595)	(595)

Total current, net	(51)	1,222	1,171	(162)	(69)	(231)
Total non-current, net	—	926	926	—	133	133
Total, net	(51)	2,148	2,097	(162)	64	(98)

	2021			2020
Financial components	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	24	(91)	(67)	1	—	1
Tariff for use of transmission facilities of grid participants	146	97	243	1	218	219
Tariff for transport of Itaipu supply	13	(1)	12	—	18	18
Alternative power source program (Proinfa)	11	19	30	—	6	6
ESS/EER System Service/Energy Charges	31	953	984	(1)	39	38
Energy purchased for resale	390	1,178	1,568	4	449	453

Other financial components
Over contracting of supply (1)	(68)	193	125	(56)	165	109
Neutrality of Parcel A	24	73	97	(3)	110	107
Billing return — Covid Account (2)	(371)	—	(371)	(86)	(395)	(481)
Other financial items	(230)	(226)	(456)	—	(504)	(504)
Excess demand and reactive power	(21)	(47)	(68)	(22)	(42)	(64)
TOTAL	(51)	2,148	2,097	(162)	64	(98)

(1)	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load — thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors’ over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT — not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents’ over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company’s position on this case is reinforced by the fact that the Brazilian Energy Distributors’ Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$192 on December 31, 2021, as ‘Other financial components’ to be ratified. At the reporting date for these financial statements, this matter was still pending analysis by Aneel, however, the decision of SGT/SEM Dispatch 2508 of 2020 is in force, and was considered in the last tariff process, in which part of the amount relating to over contracting in 2017 was ratified, totaling R$39.
(2)	This is a financial component created for return to customers of the amounts that were invoiced to them but received by Cemig from the Covid Account in 2020. These amounts will be returned to customers in the tariff process of 2021, updated by the Selic rate, ensuring of neutrality.

Changes in balances of these sector assets and liabilities:

Balance at December 31, 2018	1,080
Additions	724
Amortization	(666)
Payments from the Flag Tariff Centralizing Account	(361)
Updating — Selic rate	105
Balance at December 31, 2019	882
Additions	611
Amortization	(156)
Payments from the Flag Tariff Centralizing Account	(63)
Receipt funds of “Covid-account”	(1,404)
Updating — Selic rate (Note 29)	32
Balance at December 31, 2020	(98)
Additions	1,908
Amortization	238
Transfer of other liabilities (1)	(15)
Updating — Selic rate (Note 29)	64
Balance at December 31, 2021	2,097

(1)	Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.

Cemig D tariff adjustment

On May 25, 2021 the grantor (Aneel) approved the Annual Tariff Adjustment for Cemig D, effective from May 28, 2021 to May 27, 2022, with an average increase for customers of 1.28% – being: (i) 2.14% for high-voltage customers, and (ii) 0.89% for customers connected at low voltage. There was no adjustment to tariffs for residential customers connected at low voltage. This result arises from: (i) variation of 2.64% reflect Cemig D’s manageable costs (Parcel B), and the direct pass-throug within the tariff, of 1.37% – the latter having zero economic effect, not affecting profitability, relating to the following items: (a) increase of 8.84% in non-manageable costs (Portion A), mainly related to purchase of energy supply, regulatory charges and transmission charges; (b) decrease of 8.80% in the financial components of the current process, led by the reduction of R$1,573 relating to credits of PIS/Pasep and Cofins taxes, which generated a negative variation in the tariff of 9.67%, and the reversal of the Covid account (8.78%); and (c) withdrawal of 1.41% from the financial components of the prior process.